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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004


Check here if Amendment [     ]; Amendment Number:
This Amendment (check only one): [     ]  is a restatement.
                                 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address:  Two Seaport Lane
          Boston, MA  02210-2021

13F File Number: 028-06538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of
       AEW Capital Management, L.P.
Phone: (617) 261-9324

Signature, Place and Date of Signing:

                              Boston, Massachuetts           May 12, 2004
-------------------------  -------------------------  --------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:           Name

028-01190                       Frank Russell Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 4,043,713,000


List of Other Included Managers:

No.              Form 13 File Number       Name
1                028-06536                 AEW Capital Management, Inc.
2                028-10256                 AEW Management and Advisors, L.P.
3                028-10257                 AEW Investment Group, Inc.

                               FORM 13F INFORMATION TABLE
               Name of Reporting Manager:  AEW Capital Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                          TITLE                                                                               VOTING AUTHORITY
                           OF                   VALUE        SH of       INVESTMENT         OTHER       ----------------------------
        NAME OF ISSUER    CLASS     CUSIP      (X$1000)     PRN AMT      DISCRETION        MANAGERS      SOLE       SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp         REIT    00163T109     131,045     3,525,565   Shared-Defined    01 02 03 04    01 02    3,525,565
------------------------------------------------------------------------------------------------------------------------------------
Affordable Residential
 Communities              REIT    008273104      15,468       836,100   Shared-Defined    01 02 03 04    01 02      836,100
------------------------------------------------------------------------------------------------------------------------------------
American Financial
 Realty Trust             REIT    02607p305         509        30,000   Shared-Defined    01 02 03 04    01 02       30,000
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt     REIT    03748r101      61,368     1,973,888   Shared-Defined    01 02 03 04    01 02    1,973,888
------------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust     REIT    039583109     133,361     4,519,166   Shared-Defined    01 02 03 04    01 02    4,519,166
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty              REIT    039793104       9,052       280,000   Shared-Defined    01 02 03 04    01 02      280,000
------------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities    REIT    053484101     156,033     2,912,154   Shared-Defined    01 02 03 04    01 02    2,912,154
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property          REIT    076446301       1,219        40,000   Shared-Defined    01 02 03 04    01 02       40,000
------------------------------------------------------------------------------------------------------------------------------------
Borealis Retail REIT      REIT    099722209       3,940       400,000   Shared-Defined    01 02 03 04    01 02      400,000
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Boston Properties, Inc.   REIT    101121101     215,576     3,969,355   Shared-Defined    01 02 03 04    01 02    3,969,355
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Brookfield Properties     REIT    112900105      51,906     1,668,464   Shared-Defined    01 02 03 04    01 02    1,668,464
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Camden Property Trust     REIT    133131102      95,219     2,118,333   Shared-Defined    01 02 03 04    01 02    2,118,333
------------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty        REIT    144418100      38,365     1,131,700   Shared-Defined    01 02 03 04    01 02    1,131,700
------------------------------------------------------------------------------------------------------------------------------------
Catellus Development
 Corp.                    REIT    149113102     148,046     5,691,880   Shared-Defined    01 02 03 04    01 02    5,691,880
------------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers    REIT    150602209       7,855       553,543   Shared-Defined    01 02 03 04    01 02      553,543
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Chelsea Property Group
 Inc.                     REIT    163421100      74,108     1,177,443   Shared-Defined    01 02 03 04    01 02    1,177,443
------------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease      REIT    202218103       6,555       331,900   Shared-Defined    01 02 03 04    01 02      331,900
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office
 Properties               REIT    22002t108      18,115       724,582   Shared-Defined    01 02 03 04    01 02      724,582
------------------------------------------------------------------------------------------------------------------------------------
Correctional Prop Trust   REIT    22025e104       1,571        51,000   Shared-Defined    01 02 03 04    01 02       51,000
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties        REIT    222795106      11,457       349,400   Shared-Defined    01 02 03 04    01 02      349,400
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Crescent Real Estate Eqt  REIT    225756105       2,336       130,000   Shared-Defined    01 02 03 04    01 02      130,000
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Developers Diversified    REIT    251591103      72,615     1,797,409   Shared-Defined    01 02 03 04    01 02    1,797,409
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.         REIT    264411505      42,215     1,215,863   Shared-Defined    01 02 03 04    01 02    1,215,863
------------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties      REIT    277276101       7,455       210,000   Shared-Defined    01 02 03 04    01 02      210,000
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr    REIT    29380T105       6,096       149,000   Shared-Defined    01 02 03 04    01 02      149,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties  REIT    294741103     151,747     5,252,592   Shared-Defined    01 02 03 04    01 02    5,252,592
------------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.           REIT    294752100       2,595       135,000   Shared-Defined    01 02 03 04    01 02      135,000
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

                               FORM 13F INFORMATION TABLE
               Name of Reporting Manager:  AEW Capital Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                          TITLE                                                                               VOTING AUTHORITY
                           OF                   VALUE        SH of       INVESTMENT         OTHER       ----------------------------
        NAME OF ISSUER    CLASS     CUSIP      (X$1000)     PRN AMT      DISCRETION        MANAGERS      SOLE       SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential        REIT    29476L107     125,415     4,201,508   Shared-Defined    01 02 03 04    01 02    4,201,508
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust REIT    313747206     109,356     2,367,014   Shared-Defined    01 02 03 04    01 02    2,367,014
------------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty
 Trust                    REIT    33610F109       7,992       382,400   Shared-Defined    01 02 03 04    01 02      382,400
------------------------------------------------------------------------------------------------------------------------------------
Gables Residential Trust  REIT    362418105       9,552       263,500   Shared-Defined    01 02 03 04    01 02      263,500
------------------------------------------------------------------------------------------------------------------------------------
General Growth Prop       REIT    370021107     141,264     4,018,886   Shared-Defined    01 02 03 04    01 02    4,018,886
------------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust  REIT    37803p105       3,330       149,000   Shared-Defined    01 02 03 04    01 02      149,000
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Glimcher Realty Trust     REIT    379302102       6,992       258,000   Shared-Defined    01 02 03 04    01 02      258,000
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HRPT Properties Trust     REIT    40426W101      13,108     1,160,000   Shared-Defined    01 02 03 04    01 02    1,160,000
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Health Care Pptys Invest
 Inc.                     REIT    421915109       6,764       239,000   Shared-Defined    01 02 03 04    01 02      239,000
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Healthcare Realty Trust,
 Inc.                     REIT    421946104      54,334     1,272,448   Shared-Defined    01 02 03 04    01 02    1,272,448
------------------------------------------------------------------------------------------------------------------------------------
Heritage Property
 Investment               REIT    42725M107       9,983       321,000   Shared-Defined    01 02 03 04    01 02      321,000
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Highwoods Properties      REIT    431284108      24,037       917,100   Shared-Defined    01 02 03 04    01 02      917,100
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Hilton Hotels Corp.       REIT    432848109      46,517     2,862,598   Shared-Defined    01 02 03 04    01 02    2,862,598
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Hospitality Properties    REIT    44106m102      35,770       770,900   Shared-Defined    01 02 03 04    01 02      770,900
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Host Marriott Corp.       REIT    44107P104     113,275     8,863,464   Shared-Defined    01 02 03 04    01 02    8,863,464
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ISTAR Financial Inc       REIT    45031U101      49,310     1,165,712   Shared-Defined    01 02 03 04    01 02    1,165,712
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Kilroy Realty Corp.       REIT    49427f108      61,569     1,734,350   Shared-Defined    01 02 03 04    01 02    1,734,350
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Kimco Realty Corp.        REIT    49446r109      76,353     1,497,700   Shared-Defined    01 02 03 04    01 02    1,497,700
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Lexington Corporate Pptys REIT    529043101       5,665       260,000   Shared-Defined    01 02 03 04    01 02      260,000
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Liberty Property Trust    REIT    531172104     180,682     4,015,150   Shared-Defined    01 02 03 04    01 02    4,015,150
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Macerich Company (the)    REIT    554382101      91,299     1,693,863   Shared-Defined    01 02 03 04    01 02    1,693,863
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Mack Cali Realty Corp     REIT    554489104      10,284       229,000   Shared-Defined    01 02 03 04    01 02      229,000
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Maguire Properties Inc    REIT    559775101       2,560       100,000   Shared-Defined    01 02 03 04    01 02      100,000
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Mid-America Apartment     REIT    59522j103       5,198       140,000   Shared-Defined    01 02 03 04    01 02      140,000
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Municipal Mortgage and
 Equity                   REIT    62624B101       3,852       150,000   Shared-Defined    01 02 03 04    01 02      150,000
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New Plan Excel Realty     REIT    648053106       6,892       252,000   Shared-Defined    01 02 03 04    01 02      252,000
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Omega Healthcare
 Investors                REIT    681936100      16,178     1,488,300   Shared-Defined    01 02 03 04    01 02    1,488,300
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

                               FORM 13F INFORMATION TABLE
               Name of Reporting Manager:  AEW Capital Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                          TITLE                                                                               VOTING AUTHORITY
                           OF                   VALUE        SH of       INVESTMENT         OTHER       ----------------------------
        NAME OF ISSUER    CLASS     CUSIP      (X$1000)     PRN AMT      DISCRETION        MANAGERS      SOLE       SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc     REIT    69360j107      50,929     1,098,788   Shared-Defined    01 02 03 04    01 02    1,098,788
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail        REIT    69806L104      31,187       598,600   Shared-Defined    01 02 03 04    01 02      598,600
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.     REIT    729251108      11,609       357,430   Shared-Defined    01 02 03 04    01 02      357,430
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties       REIT    740706106     120,847     3,274,996   Shared-Defined    01 02 03 04    01 02    3,274,996
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust            REIT    743410102     135,635     3,781,300   Shared-Defined    01 02 03 04    01 02    3,781,300
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.       REIT    74460d109      84,332     1,733,084   Shared-Defined    01 02 03 04    01 02    1,733,084
------------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson
 Properties               REIT    751452202       4,907       174,000   Shared-Defined    01 02 03 04    01 02      174,000
------------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp        REIT    756109104       3,510        78,613   Shared-Defined    01 02 03 04    01 02       78,613
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.     REIT    758849103     126,766     2,712,731   Shared-Defined    01 02 03 04    01 02    2,712,731
------------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                 REIT    779273101     179,078     3,341,016   Shared-Defined    01 02 03 04    01 02    3,341,016
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties
 Trust                    REIT    81721M109      20,947     1,074,200   Shared-Defined    01 02 03 04    01 02    1,074,200
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs     REIT    82567d104      53,639     1,344,339   Shared-Defined    01 02 03 04    01 02    1,344,339
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group      REIT    828806109     242,632     4,151,808   Shared-Defined    01 02 03 04    01 02    4,151,808
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts REIT    85590A203      54,805     1,353,201   Shared-Defined    01 02 03 04    01 02    1,353,201
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties         REIT    866239106      23,757       996,100   Shared-Defined    01 02 03 04    01 02      996,100
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.      REIT    866674104      26,362       615,638   Shared-Defined    01 02 03 04    01 02      615,638
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets    REIT    875465106       3,263        72,000   Shared-Defined    01 02 03 04    01 02       72,000
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.     REIT    876664103      46,560     1,849,823   Shared-Defined    01 02 03 04    01 02    1,849,823
------------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty    REIT    910197102       8,433       429,802   Shared-Defined    01 02 03 04    01 02      429,802
------------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle - Class A  REIT    917286205       9,633       583,846   Shared-Defined    01 02 03 04    01 02      583,846
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.     REIT    929042109     121,154     2,003,205   Shared-Defined    01 02 03 04    01 02    2,003,205
------------------------------------------------------------------------------------------------------------------------------------
Windrose Medical
 Properties               REIT    973491103         372        29,900   Shared-Defined    01 02 03 04    01 02       29,900
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Column Totals                                 4,043,713   113,601,650                                           113,601,650
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